Goodwill Impairment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 0	$ 1,385,000
Goodwill, Transfers	863,000
Goodwill, Impairment Loss	$ 522,000